CONTINGENCIES (Details) - CAD ($) $ in Millions	12 Months Ended	33 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONTINGENCIES
Estimated reduction in earnings (before income taxes)	$ 22.0	$ 30.0